Commitments and Contigencies (Details)	3 Months Ended	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2013 USD ($)	Jun. 28, 2013 USD ($)	Oct. 03, 2014 USD ($)	Nov. 05, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jul. 31, 2014
Loss Contingencies [Line Items]
Coverage for pollution					$ 1,000,000,000
Exchange rate EUR/USD					1.05				1.34
Exinguishment of liability related to amount of fuel and lubricants remaining on board					$ 0		$ 0	$ 1,361,000
Variable portion of payment to SWS owner					6-month LIBOR of 1.34572%	6-month LIBOR of 1.34572%
Due to related parties					$ 356,000		422,000
Star Cosmo | Spanish port authorities environmental fines
Loss Contingencies [Line Items]
Settlement agreement, amount					$ 273,000	€ 260,000
Star Polaris | Arbitration proceedings
Loss Contingencies [Line Items]
Name of defendant					Hanjin HHIC-Phil Inc.	Hanjin HHIC-Phil Inc.
Off hire days	142
Revenue loss due to off hire	$ 2,343,000
Star Borealis
Loss Contingencies [Line Items]
Gross daily charter rate		$ 24,750
Proceeds from sale of settled claim			$ 8,016,000
Gain on sale of claim								9,377,000
Exinguishment of liability related to amount of fuel and lubricants remaining on board								$ 1,361,000
Heron Convertible Loan
Loss Contingencies [Line Items]
Conversion ratio				0.5
Oceanbulk Sellers
Loss Contingencies [Line Items]
Due to related parties					$ 0		$ 50,000